Financial Instruments and Financial Risk Management - Acquired Foreign Exchange Contracts (Details) - Foreign Exchange Forward $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Sales
Derivative
Notional Amount	$ 29
Weighted average foreign exchange rate	1.3591	1.3591
Fair Value		$ 3
Purchases
Derivative
Notional Amount	$ 356
Weighted average foreign exchange rate	1.2824	1.2824
Fair Value		$ (3)
Swaps
Derivative
Notional Amount	$ 410
Weighted average foreign exchange rate	1.3322	1.3322
Fair Value		$ 23